SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 3,871,192	$ 3,302,836
Stock compensation	477,055	434,645
Capitalized R&E costs	260,560
Depreciation and amortization	(7,337)	1,099
Other	5,708	3,974
Tax credits	443,867	484,778
Total deferred tax assets	5,051,045	4,227,332
Less: valuation allowance	(5,051,045)	(4,227,332)
Net deferred tax assets